Employee and Personnel Costs - Additional Information (Details) - Member	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Average number of members of management	14	14	13
Number of members of key management	14